                        MASSMUTUAL INSTITUTIONAL FUNDS
                       Supplement dated October 3, 1995
                     to the Prospectus dated March 1, 1995

The following should be read in conjunction with the information in the current Prospectus under the heading INVESTMENT MANAGER on page 22.

As of September 13, 1995, the Boards of Directors of Massachusetts Mutual Life Insurance Company and Connecticut Mutual Life Insurance Company had approved the merger of Connecticut Mutual into MassMutual. The companies executed a definitive merger agreement on that same date. The merger is subject to certain conditions, including member and regulatory approvals and is expected to be completed on or about December 31, 1995. As a result of the merger, MassMutual would become the nation's fifth largest mutual life insurance company with estimated consolidated assets of $49 billion and estimated consolidated contingency reserves of $2.5 billion. The companies believe that the merger of MassMutual and Connecticut Mutual would be in the best interests of policyholders because the combined enterprise will enjoy a strong capital position, a diverse product portfolio and a competitive cost structure. The merger will not affect any terms of contracts issued by MassMutual.

The information in the current Prospectus under the heading INVESTMENT PERFORMANCE on pages 24-26 should be deleted and the attached supplement should be substituted:

INVESTMENT PERFORMANCE

The Trust commenced operations on October 3, 1994 subsequent to the transfer of assets by each of seven SIAs to the Fund having corresponding investment objectives, policies and limitations in exchange for shares of such Fund. While the SIAs continue to exist, their assets consist solely of the shares of the corresponding Fund. Except for the seed capital provided by MassMutual, each Fund's portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding SIA immediately prior to the transfer.

The SIAs are not registered investment companies as they each are exempt from registration under the Investment Company Act of 1940, as amended. Since, in a practical sense, the SIAs constitute "predecessors" of the Funds, the Trust calculates the performance for each Class of each Fund for periods commencing prior to the transfer of the SIA assets to the Funds by including the corresponding SIA's total return adjusted to reflect the deduction of fees and expenses applicable to each Class as stated in the Fee Table of the Trust's initial prospectus which was effective October 3, 1994 $ (i.e. adjusted to reflect anticipated expenses, net of management fee waivers). These fees and expenses include sales charges (if any should be imposed), Rule 12b-1 fees and, in the case of Class 4, any charges at the SIA level.

                                           continued...



October 3, 1995
                                                                     Pape 1 of 4

MASSMUTUAL INSTITUTIONAL FUNDS

Supplement dated October 3, 1995 to the Prospectus dated March 1, 1995 continued

The quoted performance data includes the performance of the SIAs for periods before the Trust's Registration Statement became effective. As noted above, the SIAs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the SIAs had been registered under the 1940 Act, the SIAs performance might have been adversely affected. Employee benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

Each of the Funds from time to time may advertise certain investment performance figures. These figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Funds. All performance information with respect to Class 4 shares will be provided net of the Fund and SIA expenses. Each of the Funds may quote yield in conformance with current SEC guidelines. Currently, the yield for each Fund refers to the net investment income earned by the Fund over a 30-day period, as defined in the advertisement. This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

Each of the Funds may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining, over a period of time as stated in the advertisement, the average annual compounded rate of return that an investment in the Fund earned over that period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in a Fund over a period of time (as stated in the advertisement), assuming reinvestment of all distributions.

Total return and holding period return differ from yield in that the return figures include capital changes in an investment while yield measures the rate of net income generated by a Fund. Total return differs from holding period return principally in that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

                                           continued...



October 3, 1995
                                                                     Pape 2 of 4

AVERAGE ANNUAL TOTAL RETURN (ADJUSTED TO REFLECT ANTICIPATED EXPENSES, NET OF
---------------------------
MANAGEMENT FEE WAIVERS) FOR PERIODS ENDED DECEMBER 31, 1994.

================================================================================
                                    1 YEAR
================================================================================

-------------------------------------------------------------------------------------------------
                                          CLASS 1        CLASS 2         CLASS 3       CLASS 4
 Prime Fund                                2.86%           3.41%          3.76%         4.01%
 Short-Term Bond Fund                     -2.15%          -1.60%         -1.25%        -1.00%
 Core Bond Fund                           -5.26%          -4.71%         -4.36%         4.11%
 Balanced Fund                             1.29%           1.84%          2.19%         2.44%
 Value Equity Fund                         2.92%           3.47%          3.82%         4.07%
 Small Cap Value Equity Fund              -5.57%          -5.02%         -4.67%        -4.42%
 International Equity Fund                -6.11%          -5.56%         -5.31%        -4.96%
-------------------------------------------------------------------------------------------------

================================================================================
                                    3 YEARS
================================================================================

-------------------------------------------------------------------------------------------------
                                            CLASS 1          CLASS 2         CLASS 3    CLASS 4
 Prime Fund                                  2.41%            2.96%           3.31%      3.56%
 Short-Term Bond Fund                        3.30%            3.85%           4.20%      4.45%
 Core Bond Fund                              3.39%            3.94%           4.29%      4.54%
 Balanced Fund                               5.61%            6.16%           6.51%      6.76%
 Value Equity Fund                           6.87%            7.42%           7.77%      8.02%
 Small Cap Value Equity Fund                 7.34%            7.89%           8.24%      8.49%
 International Equity Fund                  12.89%           13.44           13.69%     14.04%
-------------------------------------------------------------------------------------------------

================================================================================
                                    5 YEARS
================================================================================

---------------------------------------------------------------------------------------------------
                                            CLASS 1         CLASS 2         CLASS 3      CLASS 4
 Prime Fund                                  3.83%           4.38            4.73%        4.98%
 Short-Term Bond Fund                        5.95%           6.50%           6.85%        7.10%
 Core Bond Fund                              6.64%           7.19%           7.54%        7.79%
 Balanced Fund                               7.83%           8.38%           8.73%        8.98%
 Value Equity Fund                           8.24%           8.79%           9.14%        9.39%
 Small Cap Value Equity Fund                 8.16%           8.71%           9.06%        9.31%
 International Equity Fund                    N/A             N/A             N/A          N/A
---------------------------------------------------------------------------------------------------

================================================================================
                         10 YEARS (OR SINCE INCEPTION)
================================================================================

----------------------------------------------------------------------------------------------------
                                                 CLASS 1        CLASS 2      CLASS 3     CLASS 4
Prime Fund                                        5.12%          5.67%        6.02%        6.27%
Short-Term Bond Fund (April 30, 1989)             6.14%          6.69%        7.04%        7.29%
Core Bond Fund                                    8.51%          9.06%        9.41%        9.66%
Balanced Fund (October 10, 1987)                  8.99%          9.54%        9.89%       10.14%
Value Equity Fund                                12.45%         13.00%       13.35%       13.60%
Small Cap Value Equity Fund                      11.81%         12.36%       12.71%       12.96%
International Equity Fund (July 31, 1991)        12.74%         13.29%       13.54%       13.89%
----------------------------------------------------------------------------------------------------

October 3, 1995
                                                                     Pape 3 of 4

CUMULATIVE TOTAL RETURN (ADJUSTED TO REFLECT ANTICIPATED EXPENSES, NET OF
-----------------------
EXPENSE CAPS) FOR PERIODS ENDED DECEMBER-31, 1994.

================================================================================
                                    1 YEAR
================================================================================

----------------------------------------------------------------------------------------------------
                                           CLASS 1       CLASS 2         CLASS 3         CLASS 4
 Prime Fund                                 2.86%         3.41%           3.76%           4.01%
 Short-Term Bond Fund                      -2.15%        -1.60%          -1.25%          -1.00%
 Core Bond Fund                            -5.26%        -4.71%          -4.36%          -4.11%
 Balanced Fund                              1.29%         1.84%           2.19%           2.44%
 Value Equity Fund                          2.92%         3.47%           3.82%           4.07%
 Small Cap Value Equity Fund               -5.57%        -5.02%          -4.67%          -4.42%
 International Equity Fund                 -6.11%        -5.56%          -5.31%          -4.96%
----------------------------------------------------------------------------------------------------

================================================================================
                                    3 YEARS
================================================================================

----------------------------------------------------------------------------------------------------
                                            CLASS 1       CLASS 2        CLASS 3       CLASS 4
 Prime Fund                                  7.41%         9.15%         10.26%        11.07%
 Short-Term Bond Fund                       10.22%        11.99%         13.12%        13.94%
 Core Bond Fund                             10.53%        12.30%         13.44%        14.26%
 Balanced Fund                              17.80%        19.65%         20.84%        21.69%
 Value Equity Fund                          22.06%        23.95%         25.17%        26.04%
 Small Cap Value Equity Fund                23.66%        25.57%         26.80%        27.68%
 International Equity Fund                  43.87%        45.99%         46.96%        48.32%
----------------------------------------------------------------------------------------------------

================================================================================
                                    5 YEARS
================================================================================

----------------------------------------------------------------------------------------------------
                                            CLASS 1       CLASS 2       CLASS 3        CLASS 4
 Prime Fund                                 20.65%        23.88%        25.97%         27.48%
 Short-Term Bond Fund                       33.52%        37.03%        39.29%         40.93%
 Core Bond Fund                             37.92%        41.51%        43.83%         45.51%
 Balanced Fund                              45.75%        49.51%        51.94%         53.69%
 Value Equity Fund                          48.57%        52.38%        54.85%         56.63%
 Small Cap Value Equity Fund                48.05%        51.85%        54.31%         56.09%
 International Equity Fund                    N/A           N/A           N/A            N/A
----------------------------------------------------------------------------------------------------

================================================================================
                         10 YEARS (OR SINCE INCEPTION)
================================================================================

----------------------------------------------------------------------------------------------------
                                                   CLASS 1         CLASS 2        CLASS 3     CLASS 4
Prime Fund                                         64.82%          73.65%         79.49%      83.76%
Short-Term Bond Fund (April 30, 1989)              40.17%          44.34%         47.04%      49.00%
Core Bond Fund                                    126.29%         138.02%        145.77%     151.45%
Balanced Fund (October 10, 1987)                   85.97%          92.84%         97.32%     100.58%
Value Equity Fund                                 223.40%         239.57%        250.23%     258.03%
Small Cap Value Equity Fund                       205.48%         220.84%        230.98%     238.39%
International Equity Fund (July 31, 1991)          50.64%          53.16%         54.32%      55.95%
----------------------------------------------------------------------------------------------------

October 3, 1995
                                                                     Pape 4 of 4

                        MASSMUTUAL INSTITUTIONAL FUNDS
                               1295 State Street
                       Springfield, Massachusetts 01111
                                (413) 788-8411

MassMutual Institutional Funds (the "Trust") is a professionally managed investment company consisting of seven separate series of shares (the "Funds"). The Trust is designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. Each Fund has a distinct investment objective.

     (1) MassMutual Prime Fund - Seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. The Prime Fund is not a money market fund.

     (2) MassMutual Short-Term Bond Fund - Seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

     (3) MassMutual Core Bond Fund - Seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

     (4) MassMutual Balanced Fund - Seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital values by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

     (5) MassMutual Value Equity Fund - Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger well-established companies.

     (6) MassMutual Small Cap Value Equity Fund - Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

     (7) MassMutual International Equity Fund - Seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic securities, primarily common stocks and securities having the characteristics of common stocks, such as convertible securities.

This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Certain additional information about the Funds and the Trust is contained in a Statement of Additional Information dated October 3, 1994, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This additional information is available without charge by writing to the Secretary, MassMutual Institutional Funds, 1295 State Street, Springfield, MA 01111.

Massachusetts Mutual Life Insurance Company ("MassMutual") is the investment manager to each of the Funds. Concert Capital Management, Inc. ("Concert Capital") is the investment sub-adviser to the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity Sector of the Balanced Fund. HarbourView Asset Management Corporation ("HarbourView") is the investment sub-adviser to the International Equity Fund.

Each of the Funds offers four classes of shares. Class 1, Class 2 and Class 3 shares of each Fund are intended to be purchased primarily by defined contribution plans that satisfy the qualification requirements of Section 401(a) of the Internal Revenue Code of 1986, including 401(k) plans, profit sharing plans, money purchase plans and target benefit plans. Class 4 shares of each Fund are available only to separate investment accounts of MassMutual in which corporate qualified plans including defined contribution plans and defined benefit plans are permitted to invest pursuant to the issuance of group annuity contracts.

As of December 31, 1994, MassMutual Prime Fund had net assets of approximately $171 million, MassMutual Short-Term Bond Fund had net assets of approximately $107 million, MassMutual Core Bond Fund had net assets of approximately $194 million, MassMutual Balanced Fund had net assets of approximately $350 million, MassMutual Value Equity Fund had net assets of approximately $1,564 million, MassMutual Small Cap Value Equity Fund had net assets of approximately $311 million, and MassMutual International Equity Fund had net assets of approximately $150 million.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  DISTRIBUTOR
                      OPPENHEIMER FUNDS DISTRIBUTOR, INC.
                            Two World Trade Center
                           New York, New York 10048

PROSPECTUS March 1, 1995.

Table Of Contents

                                                                          Page
Expense Information....................................................      3
Financial Highlights...................................................      6
The Trust..............................................................     14
Investment Objectives And Policies Of The Funds........................     14
Investment Practices Of The Funds And Related Risks....................     18
How To Purchase, Exchange, Convert And Redeem Shares...................     20
Investment Manager And Sub-advisers....................................     22
Distributor, Transfer Agent, Shareholder Servicing Agent, Custodian....     23
Description Of Shares..................................................     23
How Fund Shares Are Priced.............................................     23
Distributions And Taxation.............................................     24
Investment Performance.................................................     24
Glossary...............................................................     27

Expense Information

These tables should help you understand the kinds of expenses you will bear directly or indirectly. The Expense Information provides estimates of how much it will cost to operate the Funds for a year, based on projected 1995 fiscal year expenses and any applicable expense limitations.


-----------------------------------------------------------------------------------------------------------------------------
                                                             CLASS 1
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Small Cap
                                                     Short-Term     Core                    Value       Value   International
                                            Prime       Bond        Bond      Balanced     Equity      Equity      Equity
                                            Fund        Fund        Fund        Fund        Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases
 and Reinvested Dividends..........          None        None        None        None        None        None        None

Annual Operating Expenses
 (As a percentage of average
 net assets)
Management Fees....................          .45%        .45%        .45%        .45%        .45%        .55%        .85%
 Waiver/(1)/.......................         (.04%)      (.04%)      (.04%)      (.04%)      (.05%)      (.05%)      (.06%)
12b-1 Fees.........................          .65%        .65%        .65%        .65%        .65%        .65%        .65%
Other Expenses.....................          .59%        .59%        .59%        .59%        .60%        .60%        .71%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES/(1)/               1.65%       1.65%       1.65%       1.65%       1.65%       1.75%       2.15%
-----------------------------------------------------------------------------------------------------------------------------

(1) Through at least the first year of the Trust's operations, any expenses that would cause Total Operating Expenses to exceed the estimated amounts will be absorbed by MassMutual. Without the Management Fees Waiver shown above, Total Operating Expenses for the Prime Fund, Short-Term Bond Fund, Core Bond Fund and Balanced Fund would be 1.69% each; Value Equity Fund 1.70%; Small Cap Value Equity Fund 1.80%; and International Equity Fund 2.21%.

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Fund assuming: (a) 5% annual return and (b) redemption at the end of each time period.

                                                                                                      Small Cap
                                                     Short-Term     Core                    Value       Value   International
                                            Prime       Bond        Bond      Balanced     Equity      Equity      Equity
                                            Fund        Fund        Fund        Fund        Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------
 1 Year                                   $16.78      $16.78      $16.78      $16.78      $16.78      $17.79      $21.84
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 3 Years                                  $52.01      $52.01      $52.01      $52.01      $52.01      $55.09      $67.37
-----------------------------------------------------------------------------------------------------------------------------

The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Long-term shareholders may pay more in Rule 12b-1 fees than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules. These fees are detailed on page 20.

-----------------------------------------------------------------------------------------------------------------------------
                                                             CLASS 2
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Small Cap
                                                     Short-Term     Core                    Value       Value   International
                                            Prime       Bond        Bond      Balanced     Equity      Equity      Equity
                                            Fund        Fund        Fund        Fund        Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases
 and Reinvested Dividends..........        None        None        None        None        None        None        None

Annual Operating Expenses
 (As a percentage of average
 net assets)
Management Fees....................        .45%        .45%        .45%        .45%        .45%        .55%        .85%
 Waiver/(1)/.......................       (.04%)      (.04%)      (.04%)      (.04%)      (.05%)      (.05%)      (.06%)
12b-1 Fees.........................        .15%        .15%        .15%        .15%        .15%        .15%        .15%
Other Expenses.....................        .54%        .54%        .54%        .54%        .55%        .55%        .66%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES/(1)/             1.10%       1.10%       1.10%       1.10%       1.10%       1.20%       1.60%
-----------------------------------------------------------------------------------------------------------------------------

(1) Through at least the first year of the Trust's operations, any expenses that would cause Total Operating Expenses to exceed the estimated amounts will be absorbed by MassMutual. Without the Management Fees Waiver shown above, Total Operating Expenses for the Prime Fund, Short-Term Bond Fund, Core Bond Fund and Balanced Fund would be 1.14% each; Value Equity Fund 1.15%; Small Cap Value Equity Fund 1.25%; and International Equity Fund 1.66%.

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Fund assuming: (a) 5% annual return and (b) redemption at the end of each time period.

                                                                                                      Small Cap
                                                     Short-Term     Core                    Value       Value   International
                                            Prime       Bond        Bond      Balanced     Equity      Equity      Equity
                                            Fund        Fund        Fund        Fund        Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------
1 Year                                    $11.20      $11.20      $11.20      $11.20      $11.20      $12.21      $16.28
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
3 Years                                   $34.91      $34.91      $34.91      $34.91      $34.91      $38.03      $50.50
-----------------------------------------------------------------------------------------------------------------------------

The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Long-term shareholders may pay more in Rule 12b-1 fees than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules. These fees are detailed on page 20.

-----------------------------------------------------------------------------------------------------------------------------
                                                             CLASS 3
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Small Cap
                                                     Short-Term     Core                    Value       Value   International
                                            Prime       Bond        Bond      Balanced     Equity      Equity      Equity
                                            Fund        Fund        Fund        Fund        Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases
 and Reinvested Dividends..........        None        None        None        None        None        None        None


Annual Operating Expenses
 As a percentage of average
 net assets)
Management Fees....................         .45%        .45%        .45%        .45%        .45%        .55%        .85%
 Waiver/(1)/.......................        (.04%)      (.04%)      (.04%)      (.04%)      (.05%)      (.05%)      (.06%)
 12b-1 Fees........................         None        None        None        None        None        None        None
 Other Expenses....................         .34%        .34%        .34%        .34%        .35%        .35%        .56%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES/(1)/               .75%        .75%        .75%        .75%        .75%        .85%       1.35%
-----------------------------------------------------------------------------------------------------------------------------

(1) Through at least the first year of the Trust's operations, any expenses that would cause Total Operating Expenses to exceed the estimated amounts will be absorbed by MassMutual. Without the Management Fees Waiver shown above, Total Operating Expenses for the Prime Fund, Short-Term Bond Fund, Core Bond Fund and Balanced Fund would be .79% each; Value Equity Fund .80%; Small Cap Value Equity Fund .90%; and International Equity Fund 1.41%.

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Fund assuming: (a) 5% annual return and (b) redemption at the end of each time period.

                                                                                                      Small Cap
                                                     Short-Term     Core                    Value       Value   International
                                            Prime       Bond        Bond      Balanced     Equity      Equity      Equity
                                            Fund        Fund        Fund        Fund        Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------
1 Year                                    $ 7.66      $ 7.66      $ 7.66      $ 7.66      $ 7.66      $ 8.68      $13.75
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
3 Years                                   $23.97      $23.97      $23.97      $23.97      $23.97      $27.12      $42.76
-----------------------------------------------------------------------------------------------------------------------------

The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

-----------------------------------------------------------------------------------------------------------------------------
                                                             CLASS 4
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Small Cap
                                                     Short-Term     Core                    Value       Value   International
                                            Prime       Bond        Bond      Balanced     Equity      Equity      Equity
                                            Fund        Fund        Fund        Fund        Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases
 and Reinvested Dividends..........         None        None        None        None        None        None        None

Annual Operating Expenses
 As a percentage of average
 net assets)

Management Fees....................         .45%        .45%        .45%        .45%        .45%        .55%        .85%
 Waiver/(1)/.......................       (.041%)     (.038%)     (.044%)     (.045%)    (.0503%)     (.046%)     (.057%)
12b-1 Fees.........................         None        None        None        None        None        None        None
Custody............................        .016%       .019%       .013%       .012%      .0067%       .011%       .102%
Other Expenses.....................        .091%       .088%       .094%       .095%      .1003%       .096%       .107%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES/(2)/              .516%       .519%       .513%       .512%      .5067%       .611%      1.002%
-----------------------------------------------------------------------------------------------------------------------------

(1) MassMutual for an indefinite period has agreed to absorb management fees in an amount necessary to result in Total Operating Expenses being equal to current separate account investment management and custody fees. Absent these waivers, Total Operating Expenses would be as follows: Prime Fund .557%; Short-Term Bond Fund .557%; Core Bond Fund .557%; Balanced Fund .557%; Value Equity Fund .557%; Small Cap Value Equity Fund .657%; and International Equity Fund 1.059%.

(2) There are no current client expenses for separate accounts, but employee benefit plans that invest in the separate accounts are subject to charges imposed in their group annuity contracts, as set forth in their respective Plan Documents. See the Glossary for a definition of Plan Documents.

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Fund assuming: (a) 5% annual return and (b) redemption at the end of each time period.

                                                                                                      Small Cap
                                                     Short-Term     Core                    Value       Value   International
                                            Prime       Bond        Bond      Balanced     Equity      Equity      Equity
                                            Fund        Fund        Fund        Fund        Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------
1 Year                                    $ 5.28      $ 5.31      $ 5.25      $ 5.24      $ 5.18      $ 6.25      $10.23
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
3 Years                                   $16.55      $16.64      $16.45      $16.42      $16.25      $19.57      $31.90
-----------------------------------------------------------------------------------------------------------------------------


Financial Highlights

The information in the following tables has been derived from the financial statements audited by Coopers & Lybrand L.L.P., independent accountants, whose report on the financial statements of the Funds is included in the Trust's Annual Report and in its Statement of Additional Information. Further information about the performance of the Funds is contained in the Annual Report. The Statement of Additional Information and the Annual Report may be obtained without charge by writing the Trust's Secretary.

MassMutual Prime Fund

Financial
Highlights
(For a share outstanding
throughout the period)
For the period from October 3, 1994+
through December 31, 1994

                                                             Class 1        Class 2        Class 3        Class 4
                                                            ---------      ---------      ---------      ---------
Net asset value, beginning of period (Note 7)(S)            $  150.00      $  150.00      $  150.00      $  150.00
                                                            ---------      ---------      ---------      ---------

Income from investment operations:
 Net investment income                                           1.02           1.16           1.21           1.55
 Net realized and unrealized gain on investments                 0.42           0.57           0.61           0.34
                                                            ---------      ---------      ---------      ---------
  Total from investment operations                               1.44           1.73           1.82           1.89
                                                            ---------      ---------      ---------      ---------

Less distributions to shareholders:
 From net investment income                                     (1.05)         (1.17)         (1.21)         (1.53)
                                                            ---------      ---------      ---------      ---------

Net asset value, end of period                              $  150.39      $  150.56      $  150.61      $  150.36
                                                            =========      =========      =========      =========

Total Return                                                     0.96%          1.15%          1.21%          1.26%++

Ratios / Supplemental Data:
 Net assets, end of period (000's)                          $     101      $     101      $     101      $ 170,548
 Net expenses to average daily net assets                        1.65%#*        1.10%#*        0.75%#*      0.5160%#*
 Net investment income to average daily net assets               4.07%*         4.62%*         4.99%*         5.01%*

 #  Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                 1.69%*         1.14%*         0.79%*       0.5605%*

 *  Annualized

(S) All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.

 ++ Employee retirement benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.


+(commencement of operations)

MassMutual Short-Term Bond Fund

Financial
Highlights
(For a share outstanding
throughout the period)
For the period October 3, 1994+
through December 31, 1994

                                                               Class 1        Class 2        Class 3        Class 4
                                                              ---------      ---------      ---------      ---------
Net asset value, beginning of period                          $   10.00      $   10.00      $   10.00      $   10.00
                                                              ---------      ---------      ---------      ---------

Income from investment operations:
 Net investment income                                             0.09           0.10           0.10           0.16
 Net realized and unrealized loss on investments                  (0.11)         (0.11)         (0.09)         (0.15)
                                                              ---------      ---------      ---------      ---------
  Total from investment operations                                (0.02)         (0.01)          0.01           0.01
                                                              ---------      ---------      ---------      ---------

Less distributions to shareholders:
 From net investment income                                       (0.09)         (0.10)         (0.10)         (0.16)
 In excess of net realized gains**                                   --             --             --             --
                                                              ---------      ---------      ---------      ---------
  Total distributions                                             (0.09)         (0.10)         (0.10)         (0.16)
                                                              ---------      ---------      ---------      ---------

Net asset value, end of period                                $    9.89      $    9.89      $    9.91      $    9.85
                                                              =========      =========      =========      =========

Total Return                                                      (0.17)%        (0.09)%         0.13%          0.13%++

Ratios / Supplemental Data:
 Net assets, end of period (000's)                            $     100      $     101      $     100      $ 106,846
 Net expenses to average daily net assets                          1.65%#*        1.10%#*        0.75%#*      0.5190%#*
 Net investment income to average daily net assets                 5.45%*         5.99%*         6.36%*         6.37%*
 Portfolio turnover rate                                             15%            15%            15%            15%

 #  Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                   1.70%*         1.15%*         0.80%*       0.5654%*

 *  Annualized

 ** The distribution in excess of net realized gains amounted to $ 0.00004 per share

 ++ Employee retirement benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.


+(commencement of operations)

MassMutual Core Bond Fund

Financial
Highlights
(For a share outstanding
throughout the period)
For the period October 3, 1994+
through December 31, 1994

                                                              Class 1        Class 2        Class 3        Class 4
                                                             ---------      ---------      ---------      ---------
Net asset value, beginning of period                         $   10.00      $   10.00      $   10.00      $   10.00
                                                             ---------      ---------      ---------      ---------

Income from investment operations:
 Net investment income                                            0.10           0.11           0.11           0.18
 Net realized and unrealized loss on investments                 (0.10)         (0.10)         (0.10)         (0.16)
                                                             ---------      ---------      ---------      ---------
  Total from investment operations                                  --           0.01           0.01           0.02
                                                             ---------      ---------      ---------      ---------

Less distributions to shareholders:
 From net investment income                                      (0.10)         (0.11)         (0.11)         (0.18)
                                                             ---------      ---------      ---------      ---------

Net asset value, end of period                               $    9.90      $    9.90      $    9.90      $    9.84
                                                             =========      =========      =========      =========

Total Return                                                      0.00%          0.08%          0.09%          0.20%++

Ratios/Supplemental Data:
 Net assets, end of period (000's)                           $     101      $     101      $     101      $ 194,150
 Net expenses to average daily net assets                         1.65%#*        1.10%#*        0.75%#*      0.5130%#*
 Net investment income to average daily net assets                5.91%*         6.46%*         6.83%*         6.86%*
 Portfolio turnover rate                                             7%             7%             7%             7%

 #  Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction
    of fees by the investment manager, the ratio of expenses
    to average daily net assets would have been.                  1.71%*         1.16%*         0.81%*       0.5672%*

 *  Annualized

 ++ Employee retirement benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.


+(commencement of operations)

MassMutual Balanced Fund

Financial
Highlights
(For a share outstanding
throughout the period)
For the period October 3, 1994+
through December 31, 1994

                                                              Class 1        Class 2        Class 3        Class 4
                                                             ---------      ---------      ---------      ---------
Net asset value, beginning of period                         $   10.00      $   10.00      $   10.00      $   10.00
                                                             ---------      ---------      ---------      ---------
 Income from investment operations:
 Net investment income                                            0.06           0.06           0.07           0.11
 Net realized and unrealized loss on investments                 (0.06)         (0.04)         (0.04)         (0.08)
                                                             ---------      ---------      ---------      ---------
  Total from investment operations                                  --           0.02           0.03           0.03
                                                             ---------      ---------      ---------      ---------

Less distributions to shareholders:
 From net investment income                                      (0.06)         (0.07)         (0.07)         (0.11)
 In excess of net realized gains**                                  --             --             --             --
                                                             ---------      ---------      ---------      ---------
  Total distributions                                            (0.06)         (0.07)         (0.07)         (0.11)
                                                             ---------      ---------      ---------      ---------

Net asset value, end of period                               $    9.94      $    9.95      $    9.96      $    9.92
                                                             =========      =========      =========      =========

Total Return                                                      0.00%          0.17%          0.28%          0.29%++

Ratios / Supplemental Data:
 Net assets, end of period (000's)                           $     100      $     100      $     100      $ 349,688
 Net expenses to average daily net assets                         1.65%#*        1.10%#*        0.75%#*      0.5120%#*
 Net investment income to average daily net assets                3.39%*         3.94%*         4.32%*         4.29%*
 Portfolio turnover rate                                             2%             2%             2%             2%

 #  Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                  1.71%*         1.16%*         0.81%*       0.5650%*

 *  Annualized

 ** The distribution in excess of net realized gains amounted to $0.00121 per share

 ++ Employee retirement benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.




  + (commencement of operations)

MassMutual Value Equity Fund

Financial
Highlights
(For a share outstanding
throughout the period)
For the period October 3, 1994+
through December 31, 1994

                                                                Class 1         Class 2         Class 3         Class 4
                                                              ----------      ----------      ----------      ----------
Net asset value, beginning of period                          $    10.00      $    10.00      $    10.00      $    10.00
                                                              ----------      ----------      ----------      ----------
Income from investment operations:
 Net investment income                                              0.04            0.05            0.05            0.08
 Net realized and unrealized loss on investments                   (0.08)          (0.07)          (0.07)          (0.09)
                                                              ----------      ----------      ----------      ----------
  Total from investment operations                                 (0.04)          (0.02)          (0.02)          (0.01)
                                                              ----------      ----------      ----------      ----------

Less distributions to shareholders:
 From net investment income                                        (0.04)          (0.05)          (0.05)          (0.08)
 In excess of net realized gains**                                    --              --              --              --
                                                              ----------      ----------      ----------      ----------
  Total distributions                                              (0.04)          (0.05)          (0.05)          (0.08)
                                                              ----------      ----------      ----------      ----------

Net asset value, end of period                                $     9.92      $     9.93      $     9.93      $     9.91
                                                              ==========      ==========      ==========      ==========

Total Return                                                       (0.39)%         (0.22)%         (0.18)%         (0.10)%++

Ratios / Supplemental Data:
 Net assets, end of period (000's)                            $       99      $       99      $       99      $1,563,563
 Net expenses to average daily net assets                           1.65%#*         1.10%#*         0.75%#*       0.5067%#*
 Net investment income to average daily net assets                  2.31%*          2.86%*          3.23%*          3.20%*
 Portfolio turnover rate                                               3%              3%              3%              3%

 #  Computed after giving effect to the expense reduction in management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses to
    average net assets would have been:                             1.71%*          1.16%*          0.81%*        0.5681%*

 *  Annualized

 ** The distribution in excess of net realized gains amounted to $.00074 per share

 ++ Employee retirement benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.






  + (commencement of operations)

MassMutual Small Cap Value Equity

Financial
Highlights
(For a share outstanding
throughout the period)
For the period October 3, 1994+
through December 31, 1994

                                                             Class 1        Class 2        Class 3        Class 4
                                                            ---------      ---------      ---------      ---------
Net asset value, beginning of period                        $   10.00      $   10.00      $   10.00      $   10.00
                                                            ---------      ---------      ---------      ---------
 Income from investment operations:
 Net investment income                                           0.02           0.03           0.03           0.04
 Net realized and unrealized loss on investments                (0.31)         (0.30)         (0.30)         (0.31)
                                                            ---------      ---------      ---------      ---------
  Total from investment operations                              (0.29)         (0.27)         (0.27)         (0.27)
                                                            ---------      ---------      ---------      ---------

Less distributions to shareholders:
 From net investment income                                     (0.02)         (0.03)         (0.03)         (0.04)
                                                            ---------      ---------      ---------      ---------

Net asset value, end of period                              $    9.69      $    9.70      $    9.70      $    9.69
                                                            =========      =========      =========      =========

Total Return                                                    (2.89)%        (2.72)%        (2.68)%      (2.66)%++

Ratios / Supplemental Data:
 Net assets, end of period (000's)                          $      99      $      99      $      99      $ 310,789
 Net expenses to average daily net assets                        1.75%#*        1.20%#*        0.85%#*      0.6110%#*
 Net investment income to average daily net assets               1.14%*         1.69%*         2.09%*         1.78%*
 Portfolio turnover rate                                            4%             4%             4%             4%

 #  Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                 1.81%*         1.26%*         0.91%*       0.6681%*

 *  Annualized

 ++ Employee retirement benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.


+(commencement of operations)

MassMutual International Equity Fund

Financial
Highlights
(For a share outstanding
throughout the period)
For the period October 3, 1994+
through December 31, 1994

                                                              Class 1        Class 2        Class 3        Class 4
                                                             ---------      ---------      ---------      ---------
Net asset value, beginning of period                         $   10.00      $   10.00      $   10.00      $   10.00
                                                             ---------      ---------      ---------      ---------
 Income from investment operations:
 Net investment income (loss)                                    (0.02)         (0.01)         (0.00)          0.00
 Net realized and unrealized loss on
  investments and foreign currency                               (0.73)         (0.73)         (0.73)         (0.72)
                                                             ---------      ---------      ---------      ---------
   Total from investment operations                              (0.75)         (0.74)         (0.73)         (0.72)
                                                             ---------      ---------      ---------      ---------

Net asset value, end of period                               $    9.25      $    9.26      $    9.27      $    9.28
                                                             =========      =========      =========      =========

Total Return                                                     (7.50)%        (7.40)%        (7.30)%        (7.20)%++

Ratios / Supplemental Data:
 Net assets, end of period (000's)                           $      93      $      93      $      93      $ 150,199
 Net expenses to average daily net assets                         2.15%#*        1.60%#*        1.35%#*      1.0020%#*
 Net investment income (loss) to average daily net assets        (1.10%)*       (0.55%)*       (0.30%)*        0.04%*
 Portfolio turnover rate                                            18%            18%            18%            18%

 #  Computed after giving effect to the expense reduction in management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses to
    average net assets would have been:                           2.24%*         1.69%*         1.44%*       1.0877%*

 *  Annualized

 ++ Employee retirement benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.


+(commencement of operations)

The Trust

The Trust is an open-end, diversified management investment company (a "mutual fund") designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. The Trust consists of seven separate series of shares (the "Funds"), each having four classes of shares.

     . Class 1, Class 2 and Class 3 shares of each Fund are offered primarily to employer-sponsored defined contribution plans that satisfy the qualification requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Defined contribution plans - which establish an individual account for each plan participant - include 401(k) plans, profit sharing plans, money purchase plans and target benefit plans. Class 1, Class 2 and Class 3 shares may become available to defined benefit plans, to other retirement and employee benefit plans, such as tax sheltered annuities and non-qualified plans, IRAs, and to other institutional or sophisticated investors.

     . Class 4 shares of each Fund are available only to separate investment accounts ("SIAs") of MassMutual in which corporate qualified plans including defined contribution plans and defined benefit plans are permitted to invest pursuant to the issuance of group annuity contracts.

The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended from time to time. Each share of a Fund represents an investment in that Fund's portfolio of securities. The value of an investment in a Fund will vary as the value of the underlying portfolio increases or decreases. Dividends paid by a class of the Fund will vary in relation to the pro rata return received from the Fund's investments and the expenses each class incurs.

The Board of Trustees of the Trust is generally responsible for management of the business and affairs of the Trust. Trustees formulate the general policies of the Trust and the Funds, approve contracts and authorize Trust officers to carry out the decisions of the Board. As advisers to the Funds, MassMutual, Concert Capital and HarbourView may be considered part of the management of the Trust. For more information concerning the management of the Trust, reference should be made to the Statement of Additional Information.

Investment Objectives And Policies Of The Funds

Each Fund has a separate investment objective, which may not be changed without the vote of a majority of that Fund's outstanding voting shares./1/ There can be no assurance that a Fund will achieve its investment objective; the success of a Fund depends to a great extent upon changes in market conditions.

(1) MassMutual Prime Fund

The investment objective of the Prime Fund is to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

The Fund invests in high quality debt instruments having a remaining maturity not exceeding 397 days. It is the Fund's policy to invest in the following types of short-term instruments:

     (a) Commercial paper and obligations of corporate issuers that at the date of acquisition are rated in one of the two highest ratings of at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, are judged by MassMutual to be of equivalent quality./2/

     (b)  U.S. Government Securities./3/

     (c) Bank participation certificates that represent interests in all or part of specific bank loans, provided that at the date of acquisition
          (1) they have a remaining maturity of 397 days or less; and (2) each of the underlying loans is made to an issuer of securities rated in one of the two highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality.

     (d) Certificates of deposit and bankers' acceptances of banks and savings and loan associations having deposits of at least $1 billion as of their most recently published financial statements.

---------------
/1/ As used in this Prospectus, a majority of the outstanding voting shares of any Fund means the lesser of (a) 67% of that Fund's outstanding shares present at a meeting of shareholders if more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of that Fund's outstanding shares.

/2/ For a description of the ratings of two NRSROs, Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see the Appendix to the Statement of Additional Information. For example, the two highest ratings of Moody's for commercial paper are P-1 and P-2.

/3/ See the Glossary for a definition of U.S. Government Securities.

     (e) Obligations of foreign issuers, payable in U.S. dollars, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

The Fund will make portfolio investments primarily in response to changing economic and money market conditions and trends. Trading activity is expected to be low. It is anticipated, however, that from time to time the Fund will take advantage of temporary disparities in the yield relationships among the different segments of the money market or among particular instruments within the same segment of the market to make purchases and sales when management deems that such transactions will improve the yield or the quality of the portfolio. The Fund is not a money market fund as defined in Rule 2a-7 under the Investment Company Act of 1940. The portfolio of the Fund is managed by Mary E. Wilson, Vice President and Managing Director of MassMutual, with which she has been associated since 1982.

(2) MassMutual Short-Term Bond Fund

The investment objective of the Short-Term Bond Fund is to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

The Fund invests in investment grade fixed income securities. Investment grade fixed income securities are securities that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality./4/ For example, the Fund may invest in the following types of debt instruments:

     (a)  Corporate securities.

     (b)  U.S. Government Securities.

     (c) Obligations issued or guaranteed as to principal and interest by the Government of Canada, a Province of Canada, or any instrumentality or political subdivision thereof, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

     (d) Obligations (including certificates of deposit, time deposits or bankers' acceptances) of U.S. or Canadian chartered banks having total deposits in excess of $1 billion, U.S. branches of foreign banks having total deposits in excess of $1 billion, U.S. savings and loan associations having total deposits in excess of $1 billion, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks having total deposits in excess of $1 billion.

     (e) Publicly traded debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) that at the date of acquisition are rated in one of the three highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, and certificates of deposit of such banks.

     (f) Commercial paper that at the date of investment is rated in the two highest ratings of at least one NRSRO or, if unrated, is judged by MassMutual to be of equivalent quality.

     (g) Bank participation certificates that represent interests in all or part of specific bank loans, provided that at the date of investment each of the underlying loans is made to an issuer of securities rated in one of the two highest short-term debt ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality.

     (h) Certificates of deposit and bankers' acceptances of banks and savings and loan associations having deposits of at least $1 billion as of their most recently published and audited financial statements.

     (i) Securities of foreign issuers (other than those listed in (c) or (d) above) that meet credit quality requirements similar to those above, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

Under normal market conditions, the Fund generally will have an average effective portfolio Duration of no more than three years. Portfolio
Duration changes may be accomplished primarily through the reinvestment of cash flows and selective trading. See the Glossary on page 27 for a definition of Duration. Neither market timing nor interest rate anticipation methods are employed in managing the Fund. The portfolio of the Fund is managed by Ronald E. Desautels, Assistant Vice President of MassMutual, with which he has been associated since 1989.

(3) MassMutual Core Bond Fund

The investment objective of the Core Bond Fund is to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

The Fund invests in investment grade, publicly traded, readily marketable, fixed income securities of such maturities as Mass-

------------
/4/ For example, the four highest ratings of Moody's for debt obligations are Aaa, Aa, A, and Baa (including Baa3).

Mutual deems appropriate from time to time in light of market conditions and prospects. Investment grade fixed income securities are securities that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality. For example, the Fund may invest in the following types of debt instruments:

     (a)  Corporate securities.

     (b)  U.S. Government Securities.

     (c) Obligations issued or guaranteed as to principal and interest by the Government of Canada, a Province of Canada, or any instrumentality or political subdivision thereof, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

     (d) Obligations (including certificates of deposit, time deposits or bankers' acceptances) of U.S. or Canadian chartered banks having total deposits in excess of $1 billion, U.S. branches of foreign banks having total deposits in excess of $1 billion, U.S. savings and loan associations having total deposits in excess of $1 billion, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks having total deposits in excess of $1 billion.

     (e) Publicly traded debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) having a rating within the three highest ratings as determined by at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, and certificates of deposit of such banks.

     (f) Securities of foreign issuers (other than those listed in (c) or (d) above) that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

Normally, the Fund's portfolio Duration will range from four to seven years. Portfolio Duration changes will be accomplished primarily through the reinvestment of cash flows and selective trading. See the Glossary on page 27 for a definition of Duration. The portfolio of the Fund is managed by Mary E. Wilson, Vice President and Managing Director of MassMutual, with which she has been associated since 1982.

(4) MassMutual Balanced Fund

The investment objective of the Balanced Fund is to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

The Fund invests in three market sectors:

     The Prime Sector - The Prime Sector invests in accordance with the investment objective and policies of the Prime Fund. The normal asset allocation range for the Prime Sector is from 10% to 45% of the Balanced Fund's total assets.

     The Core Bond Sector - The Core Bond Sector invests in accordance with the investment objective and policies of the Core Bond Fund. The normal asset allocation range for the Core Bond Sector is from 10% to 25% of the Balanced Fund's total assets.

     The Value Equity Sector - The Value Equity Sector invests in accordance with the investment objective and policies of the Value Equity Fund. The normal asset allocation range for the Value Equity Sector is from 45% to 65% of the Balanced Fund's total assets.

The Fund adjusts the mix of investments among its three market sectors to capitalize on perceived variations in return potential produced by the interaction of changing financial market and economic conditions. The Fund expects that such adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances at least 25% of the Fund's total assets will be invested in senior fixed income securities (including short-term money market instruments). In unusual circumstances, the Fund may invest up to 70% of its total assets in the Equity Sector or up to 50% of its total assets in the Bond Sector. The portfolio of the Fund is managed by committee.

(5) MassMutual Value Equity Fund

The investment objective of the Value Equity Fund is to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger well-established companies.

The Fund invests primarily in common stocks, securities convertible into common stocks, and other equity securities (such as warrants and stock rights) which are normally cash dividend-paying and listed on a national securities exchange or traded in the over-the-counter market. The issuers of securities in which the Fund will invest generally are companies with market capitalizations in excess of $2 billion and a history of operations of five years or more.

The Fund utilizes a value-oriented, risk-averse strategy in making investment decisions. As such, investments are made in securities of companies which, in the opinion of Concert Capital, are of high quality, offer above-average dividend growth potential and are attractively valued in the marketplace. Investment quality and dividend growth potential are evaluated using fundamental analysis emphasizing each issuer's historical financial performance, balance sheet strength, management capability and competitive position. Various valuation param-eters are examined to determine the attractiveness of individual securities. On average, the Fund's portfolio securities will have price/earnings ratios and price/book value ratios below those of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Stock Index"). Consideration also is given to securities of companies whose current prices do not adequately reflect, in the opinion of Concert Capital, the ongoing business value of the enterprise. While MassMutual is the Fund's investment adviser, its investment sub-adviser is Concert Capital. The portfolio of the Fund is managed by David B. Salerno, Managing Director of the Value Equity Group of Concert Capital. He has been associated with MassMutual since 1975 and with Concert Capital since January 1, 1993.

(6) MassMutual Small Cap Value Equity Fund

The investment objective of the Small Cap Value Equity Fund is to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

The Fund invests primarily in common stocks, securities convertible into common stocks and other equity securities (such as warrants and stock rights) which are issued by companies with a market capitalization of less than $750 million and which are listed on a national securities exchange or traded in the over-the-counter market.

The Fund utilizes a value-oriented, risk-averse strategy in making investment decisions. As such, investments are made in securities of companies that, in the opinion of Concert Capital, are of high quality or possess a unique product, market position or operating characteristics which result in above-average levels of profitability or superior growth potential and are attractively valued in the marketplace. Traditional fundamental research techniques are employed to determine investment quality and growth potential, emphasizing each issuer's historic financial performance, balance sheet strength, management capability and competitive position. Valuation parameters are examined to determine the attractiveness of individual securities. On average, the Fund's holdings will have price/earnings ratios and price/book value ratios below those of the S&P 500 Stock Index. Consideration also is given to securities of companies whose current prices do not adequately reflect the ongoing business value of the enterprise.

The Fund may purchase securities with above-average volatility relative to indices like the S&P 500 Stock Index. While such volatility frequently may involve the opportunity for greater gain, it also generally involves greater risk of loss and, as a result, the Fund's shares are suitable only for those investors who are in a financial position to assume such risk. While MassMutual is the Fund's investment adviser, its investment sub-adviser is Concert Capital. The Fund's portfolio is managed by George P. Ulrich,
Senior Vice President and Small Cap Portfolio Manager of Concert Capital. He has been associated with MassMutual since 1984 and with Concert Capital since January 1, 1993.

(7) MassMutual International Equity Fund

The investment objective of the International Equity Fund is to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

The Fund invests primarily in common stocks and securities having the characteristics of common stocks, such as convertible securities, warrants and stock rights. The Fund generally will have at least 75% of its total assets invested in foreign securities, including securities of foreign issuers represented by American Depository Receipts or traded in the U.S. over-the-counter market or listed on a U.S. securities exchange. Under normal market conditions, the Fund's assets will be invested in securities traded in markets in at least three different countries, excluding the United States. In an uncertain market or economic environment when it would be appropriate to maintain a defensive position, the Fund may invest up to 100% of its assets in debt securities, such as rated or unrated bonds and debentures, cash equivalents and preferred stocks. It is expected that short-term debt securities (i.e., those maturing in one year or less from the date of purchase) will be emphasized for defensive or liquidity purposes, since such securities usually may be disposed of quickly at prices not involving significant losses. When circumstances warrant, securities may be sold without regard to the length of time held, although short-term trading may increase brokerage costs borne by the Fund.

The share price of the International Equity Fund will reflect the movements of both the prices of the portfolio securities and the currencies in which the securities are denominated. Depending upon the extent of the Fund's investments abroad, changes in the relative value of the U.S. dollar to the securities' denominated currencies may have a positive or negative impact on the Fund's share price.

The Fund's investment policies involve special risks. Risks of investing in foreign securities include foreign taxation, changes in currency rates or currency blockage, currency exchange costs, and differences between domestic and foreign legal, accounting, auditing, brokerage and economic standards. See "Foreign Securities" in the Statement of Additional Information for further discussion of the possible risks and rewards of investing in foreign securities. While MassMutual is the Fund's investment adviser, its sub-adviser is HarbourView. The portfolio of the Fund is managed by a committee composed of HarbourView investment professionals.

Investment Practices Of The Funds And Related Risks

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees without the consent of shareholders. Some of the more significant practices are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund's holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. For a more detailed description of repurchase agreements and reverse repurchase agreements and related risks, see the Statement of Additional Information.

Securities Lending

Each Fund may make loans of portfolio securities of not more than 33% of its total assets taken at current value, thereby realizing additional income. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by the Adviser or Sub-Adviser to be in good standing.

Hedging Instruments and Derivatives

Each Fund may engage in hedging transactions and practices, as more fully discussed in the Statement of Additional Information. For example, the Funds may enter into financial futures contracts, write and purchase call and put options (including options on debt and equity securities and futures contracts), buy or sell forward contracts and other similar instruments (collectively referred to as "hedging instruments" or "derivatives"). Derivatives normally are used by a portfolio manager to (a) protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the debt securities markets generally due to increasing interest rates; (b) protect a Fund's unrealized gains or limit its unrealized losses; and (c) manage a Fund's exposure to changing security prices. Derivatives also may be used to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular debt or equity securities and to manage the effective maturity or duration of fixed income securities in a Fund's portfolio. The Funds will not use derivatives for speculative purposes.

The Funds may use a number of hedging instruments and derivatives, including:

(1) Financial Futures - Each Fund may enter into exchange-traded futures contracts for the purchase or sale of debt obligations in order to hedge against anticipated changes in interest rates. The purpose of hedging in debt obligations is to establish with more certainty than otherwise would be possible the effective rate of return on a portfolio of fixed income securities. The International Equity Fund may purchase or sell Stock Index Futures to hedge against anticipated changes in the market price of the underlying equity securities.

(2) Call and Put Options - Each Fund may write covered call options which are traded on a national securities exchange or over-the-counter, provided that at all times it will have in its portfolio the securities which it may be obligated to deliver if the option is exercised or securities currently convertible into those securities. Each Fund may write call options on securities in its portfolio and on indices in an attempt to realize greater current income than would be realized on the securities alone. Each Fund also may write covered put options and straddles (combinations of calls and puts on the same underlying security or index). If a Fund writes covered put options, it will establish segregated accounts consisting of cash or high quality debt instruments that can be liquidated quickly to ensure that the Fund can meet its obligations.

(3) Forward Contracts - Each Fund may purchase or sell securities on a "when issued" or delayed delivery basis or may purchase or sell securities on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual deems it appropriate to do so.

(4) Interest Rate Swap Agreements - Each Fund may enter into interest rate swap agreements and related contracts, such as interest rate caps and floors, in an attempt to preserve a return or interest rate spread on a particular investment or portion of its portfolio, or to protect against any increase in the price of securities a Fund might consider purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of floating rate payments for fixed rate payments. To cover the Fund's obligations under such agreements, up to 15% of the Fund's liquid assets may be held in a segregated custodial account.

(5) Currency Transactions - The International Equity Fund may engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. The Short-Term Bond Fund, the Core Bond Fund and the Core Bond Sector of the Balanced Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of hedging instruments and derivatives by the Funds. For example, a Fund will not: (a) purchase a put or call option on securities if as a result more than 5% of its total assets would be attributable to premiums paid for such options; (b) write a covered call or put option if as a result more than 25% of its total assets would be in segregated accounts covering such options; (c) purchase put and call options on securities or on futures if as a result more than 5% of its total assets would be invested in such options; and (d) enter into a forward contract if as a result more than 25% of its total assets would be held in a segregated account covering such contracts. For more information about hedging instruments, derivatives and the extent to which tax considerations may limit a Fund's use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include: (a) the risk that interest rates and securities prices will not move in the direction anticipated; (b) the imperfect correlation between the prices of futures, options and forward contracts and the prices of the securities being hedged; and (c) the fact that skills needed to use these strategies are different from those needed to select portfolio securities. As to forward contracts and interest rate swap agreements, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Restricted and Illiquid Securities

None of the Funds currently expect to invest in restricted or illiquid securities. However, each Fund may invest not more than 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by the Board of Trustees, or by the Adviser or Sub-Adviser if such determination is pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby reducing fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies, and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Portfolio Management

MassMutual and HarbourView may use trading as a means of managing the portfolios of the Funds in seeking to achieve their investment objectives. Transactions will occur when the advisers believe that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the adviser's ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If the adviser's evaluations and expectations prove to be incorrect, a Fund's income or capital appreciation may be reduced and its capital losses may be increased. Under normal conditions, Concert Capital expects annual portfolio turnover to range from 15% to 35% for the Value Equity Fund, the Small Cap Fund, and the Value Equity Sector of the Balanced Fund and, except in unusual circumstances, does not expect annual portfolio turnover to exceed 75%. Under normal conditions, the annual portfolio turnover rates for the Short-Term Bond Fund, the Core Bond Fund, the Core Bond Sector of the Balanced Fund, and the International Equity Fund are not expected to exceed 100%.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund's investment policies. To provide liquidity or for temporary defensive purposes, each Fund may invest in investment grade debt securities, government obligations, or money market instruments.

Industry Diversification

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)  There is no limitation for U.S. Government Securities.

(2) In the case of the Prime Fund and the Short-Term Bond Fund, there is no industry concentration limitation for certificates of deposit and bankers' acceptances.

Certain Debt Securities

While the Funds, except for the Prime Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one NRSRO (e.g., Baa3 by Moody's) or, if unrated, are judged by MassMutual to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

Fundamental Investment Restrictions

For a description of fundamental investment restrictions of the Funds which may not be changed without the affirmative vote of a majority of the outstanding voting shares of the Fund, reference should be made to the Statement of Additional Information.

How To Purchase, Exchange, Convert And Redeem Shares

Features and Eligibility Requirements of Each Class

No front-end or deferred sales charge is imposed on the Trust's shares. Therefore, 100% of an Investor's money is invested in the Fund or Funds of its choice.

Class 1, Class 2 and Class 3 Shares

These shares may be purchased only through registered broker-dealers.

Pursuant to a 12b-1 Plan adopted by the Trust, Class 1 and Class 2 shares of each Fund are subject to distribution/service fees (12b-1 fees), as follows:

(1) Class 1 shares pay a distribution fee at the annual rate of .40% and a service fee at the annual rate of .25% of the Fund's aggregate average net assets attributable to the Class 1 shares.

(2) Class 2 shares pay a distribution fee at the annual rate of .15% of the Fund's aggregate average net assets attributable to the Class 2 shares.

The Trust's Distributor receives distribution fees and may reallow all or a portion of them as dealer discounts and brokerage commissions to dealers, including MML Investors Services, Inc. ("MMLISI"), a wholly owned subsidiary of MassMutual. From time to time, dealers who receive dealer discounts and brokerage commissions from the Trust's Distributor may reallow all or a portion of them to other dealers or brokers. The service fees will be paid to MassMutual.

Class 3 shares of each Fund are "no load" because they are not subject to any distribution/service fees.

No initial investment minimum applies to Class 1 shares. Investors in Class 2 and Class 3 shares must meet certain eligibility requirements. An initial Investor may purchase Class 2 shares of a Fund only if the net asset value of such shares equals at least $2 million. An initial Investor may purchase
Class 3 shares of a Fund only if the net asset value of such shares equals at least $10 million. For purposes of determining whether a Plan Investor has satisfied the initial investment minimum with respect to Class 2 or Class 3 shares, all assets invested with MassMutual and/or in the Trust for that Plan will be recognized - except for life insurance assets. For purposes of this determination, a Plan also shall include those plans established by entities of the Plan Sponsor that satisfy Section 414(b), (c), (m), or (o) of the Internal Revenue Code of 1986, as amended, provided that all such Plans have common trustees. Additionally, the Plan Investor will be deemed to have satisfied the $2 million and $10 million requirements if the Plan Investor certifies that at least such amounts are available for transfer and will be transferred from the Plan to MassMutual and/or the Trust no later than six months from the date of initial purchase. Alternatively, an initial Investor may purchase Class 2 or Class 3 shares if the Investor's employee retirement benefit plan with MassMutual has 400 or more Participants (with respect to Class 2) or 750 or more Participants (with respect to Class 3). All subsequent investments by an Investor will be of the same Class of shares already held until shares are converted from one Class to another (see Section on conversion on page
21).

Class 4 Shares

Class 4 shares may be purchased only by separate investment accounts of MassMutual ("SIA Investors"). SIA Investors purchase Class 4 shares directly from the Fund without a front-end or deferred sales charge and pay no distribution or service fees.

Purchase of Shares

Shares of the Trust are offered on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). Purchase orders received by the Transfer Agent from MassMutual (as an agent of the Distributor) on a Business Day prior to 4:00 p.m. Eastern Time will be processed based on that day's closing net asset value.

Purchase orders must be placed in writing with MassMutual (as an agent of the Distributor) at its home office and must be accompanied by sufficient funds. Acceptable methods of payment include checks, federal funds wires, and automated clearing house transactions ("ACH"). MassMutual, on behalf of the Distributor, will not transmit a purchase order to the Trust's Transfer Agent until MassMutual has determined that the purchase order is in good form. Generally, a purchase order will be determined by MassMutual to be in good form if such order: (a) includes all information and documentation necessary to make appropriate Investor, Plan, trust and/or Plan Participant (if applicable) allocations to the various Funds and/or Separate Accounts; and (b) is received by MassMutual at its home office prior to 4:00 p.m. Eastern Time. Purchase orders by wire will be in good form only upon receipt by MassMutual of (i) the funds, deposited to the appropriate MassMutual account, and (ii) a confirmation of the wire receipt. Any order to purchase Fund shares which is received by MassMutual after 4:00 p.m. Eastern Time on a Business Day will be transmitted to the Trust's Transfer Agent on the next Business Day. For more specific information regarding what information and documentation are necessary for MassMutual to determine that a purchase order is in good form with respect to a particular plan, Plan Investors should refer to Plan Documents./5/

The sale of Trust shares will be suspended during any period when the determination of net asset value is suspended. The sale of Trust shares also may be suspended by the Board of Trustees whenever the Board determines that it is in the Trust's best interest to do so. The Trust, in its complete discretion, may reject any order for purchase of its shares.

Exchange Privileges and Procedures

Investors have the privilege of exchanging shares of one Fund for the same class of shares of another Fund, subject to the provisions of Plan Documents and applicable state insurance laws. However, exchanges may be restricted or refused by a Fund if, in the opinion of its adviser, (i) an Investor has engaged in excessive trading, (ii) the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, or (iii) a pattern of exchanges coincides with a "market timing" strategy that might be disruptive to the Fund. Each Fund also reserves the right to refuse exchange purchases by any person or group of persons, if, in the adviser's judgment, the Fund would be unable to invest the funds effectively in accordance with its investment objectives and policies, or otherwise potentially would be adversely affected. The Trust reserves the right on 60 days' written notice to modify or terminate the exchange privilege. Furthermore, any exchange limits imposed by a Fund may be modified, in the sole discretion of the Fund, for Plan Investors so that the Fund's exchange privileges are consistent with Plan or group annuity contract exchange limits as set forth in Plan Documents and Department of Labor regulations. Plan Investors and Plan Participants should refer to Plan Documents and related materials to determine what, if any, exchange limitations apply to them.

Exchange requests must be delivered in writing to MassMutual at its home office. Any exchange will involve the redemption of shares and the purchase of shares in another Fund on the basis of the next calculated net asset value per share of each Fund after the exchange request is received by the Trust's Transfer Agent from MassMutual. MassMutual will not transmit exchange requests to the Trust's Transfer Agent until MassMutual has determined that the request is in good form./6/

Converting from Class 1 to Class 2 Shares or Class 2 to Class 3 Shares

Investors that hold Class 1 shares may qualify for an automatic conversion to Class 2 shares and Investors that hold Class 2 shares may qualify for an automatic conversion to Class 3 shares. Specifically, twice each year, as of March 1 and September 1 or, (if not a Business Day, then the next Business Day), MassMutual will determine whether a Class 1 or Class 2 Investor meets the eligibility requirements for the purchase of Class 2 or Class 3 shares, respectively. If the Investor meets the eligibility requirements of Class 2 or Class 3, its Class 1 or Class 2 shares automatically will convert on March 31 or September 30, as applicable, (or, if not a Business Day, then the next Business
Day) into Class 2 or Class 3 shares, using that day's net asset value.

Class 1 or Class 2 Investors whose shares convert to Class 2 or Class 3 shares will be subject to lower distribution/service fees (in the case of Class 2) or no distribution/service fees (in the case of Class 3).

Redeeming Shares

Redemption requests must be in writing and sent to MassMutual at its home office. Each Fund redeems its shares at their net asset value as next computed after receipt by the Transfer Agent of a request for redemption from MassMutual.

-------------
/6/ See the Glossary for a definition of Plan Documents.

/7/ See "Purchase of Shares" above for a discussion of the term "in good form."

MassMutual will not transmit redemption requests to the Trust's Transfer Agent until MassMutual has determined that the request is in good form. No contingent deferred sales charge or any other fee is charged on redemptions from any Class of shares. Redemption payments will be made within seven days after receipt of the written request therefor by the Trust, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations. When redemption is requested of shares recently purchased by check, payment may be delayed until the check has been collected, which may take up to 15 days from receipt of the check.

Investment Manager And Sub-Advisers

Investment Manager

MassMutual is the investment manager to the Funds and is responsible for providing all necessary investment management and administrative services. MassMutual is a mutual life insurance company organized in 1851 under the laws of the Commonwealth of Massachusetts. MassMutual is licensed to transact a life and health insurance business in all states of the United States, the District of Columbia and certain Provinces of Canada. As of December 31, 1994, MassMutual had total assets of approximately $35.2 billion, including approximately $17.7 billion in debt securities, $3.0 billion in mortgage loans, $203.3 million in common stocks (excluding investments in subsidiaries), $1.3 billion in real estate and $2.5 billion in other investments. The persons responsible for management of the bond and money market portfolios of MassMutual are also responsible for managing such investments of the Funds. Gary E. Wendlandt, Chairman, CEO and Trustee of the Trust, and John M. Naughton, Trustee of the Trust, are officers of MassMutual, as are Stuart H. Reese, President of the Trust, Hamline C. Wilson, Vice President and Chief Accounting and Financial Officer of the Trust, Peter A. Feige, Vice President of the Trust, Stephen L. Kuhn, Vice President and Secretary of the Trust, and Raymond B. Woolson, Treasurer of the Trust.

MassMutual serves as investment manager of each Fund pursuant to a separate investment management agreement pursuant to which MassMutual is responsible for providing investment management of the Fund and is authorized to engage in portfolio transactions on behalf of the Fund, subject to such general or specific instructions as may be given by the Board of Trustees of the Trust. MassMutual may, at its expense, employ sub-advisers to manage the investments of the Funds.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly for the investment advisory services performed and the facilities furnished at an annual rate of the average daily net assets of that Fund as follows:

(1) .45% for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund and the Value Equity Fund.

(2)  .55% for the Small Cap Value Equity Fund.

(3)  .85% for the International Equity Fund.

In addition, MassMutual has entered into a separate administrative services agreement for each Fund pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class expenses, such as federal and state registration fees, printing and postage.
The Funds are responsible for certain other expenses including brokerage, taxes, interest, fees and expenses of non-interested trustees, legal fees, custody and audit fees. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the administrative services agreements. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly for the administrative services performed at annual rates of the average daily net assets of the applicable class of shares of the Fund which range from .55% to .59% for Class 1 shares, .50% to .54% for Class 2 shares, .31% to .44% for Class 3 shares and .0782% to .0972% for Class 4 shares. MassMutual for an indefinite period has agreed to waive a portion of its management fees. Refer to ``Expense Information'' on pages 3-7 for more detailed information.

Investment Sub-Advisers

MassMutual has entered into investment sub-advisory agreements with Concert Capital and HarbourView. These agreements provide that (1) Concert Capital will manage the investment and reinvestment of the assets of the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity Sector of the Balanced Fund, and (2) HarbourView will manage the investment and reinvestment of the assets of the International Equity Fund.

MassMutual pays Concert Capital a weekly fee equal to an annual rate of .13% of the average daily net asset value of the Value Equity Fund and the Value Equity Sector of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays HarbourView a monthly fee equal to an annual rate of .50% of the average daily net asset value of the International Equity Fund.

Concert Capital is a wholly owned subsidiary of MassMutual Holding Company which is a wholly owned subsidiary of MassMutual. HarbourView is a wholly owned subsidiary of Oppenheimer Management Corporation which is a wholly owned subsidiary of Oppenheimer Acquisition Corporation ("OAC"), a holding company owned in part by senior management of OAC and ultimately controlled by MassMutual by virtue of its ownership of 80% of OAC's voting stock. Concert Capital serves as investment sub-adviser to Oppenheimer Value Stock Fund, and the MML Equity Fund and the Equity Sector of MML Blend Fund of MML Series Investment Fund.

Distributor, Transfer Agent, Shareholder Servicing Agent, Custodian

Oppenheimer Funds Distributor, Inc. ("Oppenheimer") acts as Distributor to each Fund. MML Investors Services, Inc. ("MMLISI") serves as Sub-Distributor for each Fund. Investors Bank & Trust Company ("Investors Bank") serves as each Fund's Sub-Administrator, Transfer Agent, and Custodian. MassMutual ultimately has a controlling interest in Oppenheimer. MMLISI is a wholly owned subsidiary of MassMutual. Both Oppenheimer and MMLISI may serve as distributors of securities issued by other investment companies. As Custodian, Investors Bank has custody of the Funds' securities, maintains certain financial and accounting books and records, and generally assists in all aspects of the administration of the Funds. Neither Oppenheimer, MMLISI nor Investors Bank assists in or is responsible for the investment decisions and policies of the Funds. MassMutual provides the Funds with certain shareholder services pursuant to its administrative services agreements.

Description Of Shares

The Trust is a series company which is authorized to issue shares in separate series of multiple classes. The Trust may issue an unlimited number of shares of multiple classes, in one or more series as the Trustees may authorize, with or without par value as the Trustees may prescribe. Each share of a particular class of a Fund represents an equal proportionate interest in that Fund with each other share of the same class, none having priority or preference over another. Each Fund is preferred over all other Funds in respect of the assets allocated to that Fund. Each share of a particular class of a Fund is entitled to a pro rata share of any distributions declared in respect of that class and, in the event of liquidation, a pro rata share of the net assets of that class remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive or subscription rights. Under the Trust's Declaration of Trust, the Board of Trustees is authorized to create new series and classes without shareholder approval. Shares of each Fund entitle their holder to one vote for each dollar (or proportionate fractional vote for each fraction of a dollar) of net asset value per share of each Fund or class for each share held as to any matter on which such shares are entitled to vote.

The Trust is not required to hold annual meetings of shareholders. Special meetings may be called for such purposes as electing Trustees, voting on management agreements and distribution plans, and with respect to such additional matters relating to the Trust as may be required by the Trust's Declaration of Trust and the 1940 Act.

How Fund Shares Are Priced

The net asset value (closing price) of each class of each Fund's shares is determined once daily as of the normal close of trading on the NYSE (currently 4:00 p.m. Eastern Time) on each day on which the Exchange is open for trading. Net asset value for a class of shares is determined by dividing the total market value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total outstanding shares of the class.

Securities which are traded on a national securities exchange or on the NASDAQ national market system generally are valued at the last sale price. Debt securities normally are valued at the last reported bid price on the primary market for those securities. To the extent authorized by the Board of Trustees, portfolio securities may be valued by a pricing service that determines values based on market transactions for normal institutional-size trading units. Money market obligations having a maturity of 60 days or less are generally valued at amortized cost when the Board of Trustees of the Trust believes that amortized cost approximates market value. In all other cases, assets and other securities for which no quotations are readily available (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

A dealer or other organization selling shares of Classes 1, 2, or 3 may receive different levels of compensation for selling one particular class of shares over another. Certain shares of the Funds, which may be purchased through the Distributor at the net asset value per share next determined after receipt of a purchase request in good order, are subject to sales charges which are part of the 12b-1 fees set forth and expressed on an annual basis beginning on page 3. The fees are charged on a daily basis and paid over to the Distributor monthly. Based on a 365-day year, the daily sales charge portion of the 12b-1 fee, expressed as a gross percentage of total Fund assets at the end of the day rounded to the nearest 1/10,000 of percent, is 0.0011% for Class 1 shares and 0.0004% for Class 2 shares. The same percentages would apply when expressing the sales charge portion as a percentage of the amount available for investment the next day net of the fee.

No sales charges are associated with the sale of shares of Class 3 or Class 4. However, registered representatives who are not employees of MassMutual may receive certain cash compensation from MassMutual in consideration of their sales of Class 3 shares of the Funds. If investment in the Funds is equal to or less than $10 million, the fee will be 0.10% of such investment. If the investment in the Funds exceeds $10 million, the fee will be the sum of 0.10% of the first $10 million invested and 0.05% on amounts in excess of $10 million.

Distributions And Taxation

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As a regulated investment company, a Fund will not be subject to federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain will be subject to a 4% excise tax on the undistributed amount.

Many Investors, including most tax qualified Plan Investors, may be eligible for preferential federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective Investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, either directly or indirectly through a life insurance company separate account, should consult its tax advisers about the federal, state and local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit in dispositions such trusts or other entities invested in shares of a Fund. Investors that do not receive preferential tax treatment are subject to federal income taxes on distributions received in respect of their shares.
Distributions of the Fund's ordinary income and short-term capital gain are taxable to the shareholder as ordinary income whether received in cash or additional shares. Designated long-term capital gain distributions are taxable as long-term capital gain whether distributed in cash or additional shares and regardless of how long the Investor has owned shares of the Fund; however, a loss recognized from the sale of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Investors should consult with their tax advisers for additional information concerning the federal, state and local tax consequences of purchasing shares of a Fund.

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually. Distributions shall be paid in full and fractional shares of the applicable Class of the applicable Fund at net asset value on the first Business Day after the record date for the distribution, unless, subject to such terms and conditions of the underlying Plan Documents, the Investor has elected to receive dividend payments in cash.

Investment Performance

The Trust commenced operations on October 3, 1994 subsequent to the transfer of assets by each of seven SIAs to the Fund having corresponding investment objectives, policies and limitations in exchange for shares of such Fund. Except for the seed capital provided by MassMutual, each Fund's portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding SIA immediately prior to the transfer.

On the next two pages are certain performance data for each Fund's corresponding SIA, which may be relevant because the SIAs are managed by the same entities using substantially the same investment objectives, policies and restrictions as those used by the Funds. However, the past performance data is not necessarily indicative of future performance of the Funds. Because the Funds are actively managed, their investments will vary from time to time and are not identical to the past portfolio investments of the SIAs.

The SIAs do not incur expenses that correspond to the advisory, administrative and other fees to which the Funds are subject. Accordingly, the following performance information has been adjusted by applying the anticipated total expense ratio for each class of each Fund, which reduces the actual performance for the SIAs.

Each of the Funds from time to time may advertise certain investment performance figures. These figures are based on historical earnings and are not intended to indicate future performance. All performance information with respect to Class 4 shares will be provided net of the Fund and SIA expenses. Each of the Funds may quote yield in conformance with current SEC guidelines. Currently, the yield for each Fund refers to the net investment income earned by the Fund over a 30 - day period, as defined in the advertisement. This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

Each of the Funds may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining, over a period of time as stated in the advertisement, the average annual compounded rate of return that an investment in the Fund earned over that period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in a Fund over a period of time (as stated in the advertisement), assuming reinvestment of all distributions.

Total return and holding period return differ from yield in that the return figures include capital changes in an investment while yield measures the rate of net income generated by a Fund. Total return differs from holding period return principally in that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

Average Annual Total Return (adjusted to reflect anticipated expenses, net of
---------------------------
management fee waivers) for periods ended December 31, 1994.

-----------------------------------------------------------------------------------------------------------------
                                                     1 YEAR
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                             Class 1        Class 2        Class 3        Class 4
SIA - G (predecessor of the Prime Fund)                        2.86%          3.41%          3.76%          4.01%
SIA - F (predecessor of the Short-Term Bond Fund)             -2.15%         -1.60%         -1.25%         -1.00%
SIA - E (predecessor of the Core Bond Fund)                   -5.26%         -4.71%         -4.36%          4.11%
SIA - M (predecessor of the Balanced Fund)                     1.29%          1.84%          2.19%          2.44%
SIA - A (predecessor of the Value Equity Fund)                 2.92%          3.47%          3.82%          4.07%
SIA - S (predecessor of the Small Cap Value Equity Fund)      -5.57%         -5.02%         -4.67%         -4.42%
SIA - I (predecessor of the International Equity Fund)        -6.11%         -5.56%         -5.31%         -4.96%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                     3 YEARS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                             Class 1        Class 2        Class 3        Class 4
SIA - G                                                        2.41%          2.96%          3.31%          3.56%
SIA - F                                                        3.30%          3.85%          4.20%          4.45%
SIA - E                                                        3.39%          3.94%          4.29%          4.54%
SIA - M                                                        5.61%          6.16%          6.51%          6.76%
SIA - A                                                        6.87%          7.42%          7.77%          8.02%
SIA - S                                                        7.34%          7.89%          8.24%          8.49%
SIA - I                                                       12.89%         13.44%         13.69%         14.04%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                     5 YEARS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                             Class 1        Class 2        Class 3        Class 4
SIA - G                                                        3.83%          4.38%          4.73%          4.98%
SIA - F                                                        5.95%          6.50%          6.85%          7.10%
SIA - E                                                        6.64%          7.19%          7.54%          7.79%
SIA - M                                                        7.83%          8.38%          8.73%          8.98%
SIA - A                                                        8.24%          8.79%          9.14%          9.39%
SIA - S                                                        8.16%          8.71%          9.06%          9.31%
SIA - I                                                         N/A            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                            10 YEARS (or since inception)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                             Class 1        Class 2        Class 3        Class 4
SIA - G                                                        5.12%          5.67%          6.02%          6.27%
SIA - F (April 30, 1989)                                       6.14%          6.69%          7.04%          7.29%
SIA - E                                                        8.51%          9.06%          9.41%          9.66%
SIA - M (October 10, 1987)                                     8.99%          9.54%          9.89%         10.14%
SIA - A                                                       12.45%         13.00%         13.35%         13.60%
SIA - S                                                       11.81%         12.36%         12.71%         12.96%
SIA - I (July 31, 1991)                                       12.74%         13.29%         13.54%         13.89%
-----------------------------------------------------------------------------------------------------------------

Cumulative Total Return (adjusted to reflect anticipated expenses, net of
-----------------------
expense caps) for periods ended December 31, 1994.

-----------------------------------------------------------------------------------------------------------------
                                                     1 YEAR
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                             Class 1        Class 2        Class 3        Class 4
SIA - G                                                        2.86%          3.41%          3.76%          4.01%
SIA - F                                                       -2.15%         -1.60%         -1.25%         -1.00%
SIA - E                                                       -5.26%         -4.71%         -4.36%         -4.11%
SIA - I                                                        1.29%          1.84%          2.19%          2.44%
SIA - A                                                        2.92%          3.47%          3.82%          4.07%
SIA - S                                                       -5.57%         -5.02%         -4.67%         -4.42%
SIA - M                                                       -6.11%         -5.56%         -5.31%         -4.96%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                     3 YEARS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                             Class 1        Class 2        Class 3        Class 4
SIA - G                                                        7.41%          9.15%         10.26%         11.07%
SIA - F                                                       10.22%         11.99%         13.12%         13.94%
SIA - E                                                       10.53%         12.30%         13.44%         14.26%
SIA - M                                                       17.80%         19.65%         20.84%         21.69%
SIA - A                                                       22.06%         23.95%         25.17%         26.04%
SIA - S                                                       23.66%         25.57%         26.80%         27.68%
SIA - I                                                       43.87%         45.99%         46.96%         48.32%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                     5 YEARS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                             Class 1        Class 2        Class 3        Class 4
SIA - G                                                       20.65%         23.88%         25.97%         27.48%
SIA - F                                                       33.52%         37.03%         39.29%         40.93%
SIA - E                                                       37.92%         41.51%         43.83%         45.51%
SIA - M                                                       45.75%         49.51%         51.94%         53.69%
SIA - A                                                       48.57%         52.38%         54.85%         56.63%
SIA - S                                                       48.05%         51.85%         54.31%         56.09%
SIA - I                                                         N/A            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                            10 YEARS (or since inception)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                             Class 1        Class 2        Class 3        Class 4
SIA - G                                                       64.82%         73.65%         79.49%         83.76%
SIA - F (April 30, 1989)                                      40.17%         44.34%         47.04%         49.00%
SIA - E                                                      126.29%        138.02%        145.77%        151.45%
SIA - M (October 10, 1987)                                    85.97%         92.84%         97.32%        100.58%
SIA - A                                                      223.40%        239.57%        250.23%        258.03%
SIA - S                                                      205.48%        220.84%        230.98%        238.39%
SIA - I (July 31, 1991)                                       50.64%         53.16%         54.32%         55.95%
-----------------------------------------------------------------------------------------------------------------

Glossary

Business Day: each day the New York Stock Exchange is open for trading.

Currency Transactions: include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap.

Duration: indicates how interest rate changes will affect a debt instrument's price.

Foreign Securities: include debt, equity, and hybrid instruments, obligations and securities of foreign issuers, including governments of countries other than the United States and companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or foreign over-the-counter markets. Foreign securities also include securities of foreign issuers (i) represented by American Depository Receipts,
(ii) traded in the United States over-the-counter markets, or (iii) listed on a U.S. securities exchange.

Investor: includes a plan sponsor, plan fiduciary, trust, institutional investor, and/or insurance company separate investment account that purchases shares of the Trust and is hereinafter referred to as Investor or collectively referred to as Investors. An Investor that is a separate investment account of MassMutual is referred to as an SIA Investor to the extent it invests in the Trust. Investors that are purchasing shares of a Fund on behalf of a Plan are sometimes referred to as Plan Investors. The term Investor does not include a Plan Participant.

NRSRO: means a nationally recognized statistical rating organization. For a description of the ratings of two NRSROs, Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see Appendix A to the Statement of Additional Information. For example, the four investment grade ratings in descending order for debt securities as rated by Moody's are Aaa, Aa, A and Baa
- including Baa3. The four investment grade ratings for debt securities as rated by S&P are AAA, AA, A and BBB - including BBB-. For commercial paper, Moody's two highest ratings are P-1 and S&P's two highest ratings are A-1 and A-2.

Plan: refers to all defined contribution and defined benefit retirement plans and any other employee retirement arrangement that invests in the Funds.

Plan Assets: assets held by the Plan trustee of a particular qualified plan and invested at MassMutual and/or in the Trust, exclusive of plan assets invested in life insurance.

Plan Participant: includes active, deferred and suspended Plan Participants on whose behalf Plan Assets are invested, as well as any other individual included in the computation of active participants under the appropriate Form 5500 filed with the Internal Revenue Service.

Plan Documents: refer to the documents that created and are related to a particular employee retirement benefit plan. These documents might include trust documents, insurance contracts (including group annuity contracts), service agreements and other agreements providing for the provision of services or benefits for the plan and its participants.

U.S. Government Securities: include obligations issued, sponsored, assumed or guaranteed as to principal and interest by the Government of the United States, its agencies and instrumentalities, and securities backed by such obligations, including FHA\VA guaranteed mortgages.

The name MassMutual Institutional Funds is the designation of the Trust under a Declaration of Trust dated May 28, 1993, as amended. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of such Trust, but the Trust's property only shall be bound.

                        MASSMUTUAL INSTITUTIONAL FUNDS
                               1295 State Street
                       Springfield, Massachusetts  01111


                              INVESTMENT MANAGER

                           MASSACHUSETTS MUTUAL LIFE
                               INSURANCE COMPANY
                               1295 State Street
                       Springfield, Massachusetts  01111


                            INVESTMENT SUB-ADVISERS

                   HARBOURVIEW ASSET MANAGEMENT CORPORATION
                            Two World Trade Center
                           New York, New York 10048

                       CONCERT CAPITAL MANAGEMENT, INC.
                                125 High Street
                         Boston, Massachusetts  02110


                                  DISTRIBUTOR

                      OPPENHEIMER FUNDS DISTRIBUTOR, INC.
                            Two World Trade Center
                           New York, New York  10048


                       SUB-ADMINISTRATOR, TRANSFER AGENT
                                 and CUSTODIAN

                        INVESTORS BANK & TRUST COMPANY
                         Boston, Massachusetts  02205


                            INDEPENDENT ACCOUNTANTS

                           COOPERS & LYBRAND L.L.P.
                       Springfield, Massachusetts  01101


                                 LEGAL COUNSEL

                                 ROPES & GRAY
                         Boston, Massachusetts  02110